Schedule of Fair Value Assets And Liabilities Measured On Recurring Basis (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 2,914	$ 3,819
Earnout Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	1,400	1,680
PIPE Common Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	1,202
Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	312	330
PIPE Common Warrants and Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		1,809
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Fair Value, Inputs, Level 1 [Member] | Earnout Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Fair Value, Inputs, Level 1 [Member] | PIPE Common Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Fair Value, Inputs, Level 1 [Member] | Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Fair Value, Inputs, Level 1 [Member] | PIPE Common Warrants and Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | Earnout Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | PIPE Common Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | PIPE Common Warrants and Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	2,914	3,819
Fair Value, Inputs, Level 3 [Member] | Earnout Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	1,400	1,680
Fair Value, Inputs, Level 3 [Member] | PIPE Common Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	1,202
Fair Value, Inputs, Level 3 [Member] | Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 312	330
Fair Value, Inputs, Level 3 [Member] | PIPE Common Warrants and Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		$ 1,809